AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2025
	Shares	Value
Common Stocks - 98.7%
Consumer Discretionary - 12.7%
Asbury Automotive Group, Inc.*	1,772	$525,717
Bright Horizons Family Solutions, Inc.*	1,912	234,411
Burlington Stores, Inc.*	3,063	869,678
Churchill Downs, Inc.	4,466	551,908
Grand Canyon Education, Inc.*	4,550	799,162
Krispy Kreme, Inc.[1]	21,285	193,055
LKQ Corp.	9,654	360,963
Pool Corp.[1]	1,261	434,099
Revolve Group, Inc.*	13,230	417,803
Texas Roadhouse, Inc.	4,685	848,454
Vail Resorts, Inc.	980	166,718

Total Consumer Discretionary		5,401,968
Consumer Staples - 1.5%
Performance Food Group Co.*	7,059	637,498
Energy - 4.2%
Matador Resources Co.	12,874	746,692
Ovintiv, Inc.	8,671	366,090
Permian Resources Corp.	23,550	345,007
Solaris Energy Infrastructure, Inc., Class A	11,800	322,022

Total Energy		1,779,811
Financials - 6.9%
Evercore, Inc., Class A	2,686	782,351
Houlihan Lokey, Inc.	4,755	864,078
MarketAxess Holdings, Inc.	1,420	313,295
Pinnacle Financial Partners, Inc.	4,848	604,885
RLI Corp.	4,997	366,530

Total Financials		2,931,139
Health Care - 23.6%
Acadia Healthcare Co., Inc.*	9,249	417,222
Agios Pharmaceuticals, Inc.*	11,924	410,066
Azenta, Inc.*,1	11,373	614,711
Bio-Rad Laboratories, Inc., Class A*	1,021	368,458
Chemed Corp.	817	459,154
Crinetics Pharmaceuticals, Inc.*	10,740	432,822
Globus Medical, Inc., Class A*	8,236	763,642
Halozyme Therapeutics, Inc.*	9,536	540,119
HealthEquity, Inc.*	5,329	588,428
Insmed, Inc.*	8,193	627,420
Intra-Cellular Therapies, Inc.*	5,431	690,172
Medpace Holdings, Inc.*	1,671	583,430
Natera, Inc.*	3,266	577,821
	Shares	Value

Neurocrine Biosciences, Inc.*	4,089	$620,792
Phathom Pharmaceuticals, Inc.*,1	32,118	192,387
SpringWorks Therapeutics, Inc.*,1	14,655	549,563
Ultragenyx Pharmaceutical, Inc.*	13,428	577,807
Veracyte, Inc.*	9,903	450,388
Verona Pharma PLC, ADR (United Kingdom)*	11,004	630,529

Total Health Care		10,094,931
Industrials - 23.4%
API Group Corp.*	19,096	728,512
Applied Industrial Technologies, Inc.	1,734	450,892
Booz Allen Hamilton Holding Corp.	3,479	448,791
CACI International, Inc., Class A*	1,373	530,335
Chart Industries, Inc.*,1	3,894	823,931
Graco, Inc.	4,830	406,541
IDEX Corp.	2,784	624,479
Interface, Inc.	25,238	624,893
ITT, Inc.	5,483	828,043
Knight-Swift Transportation Holdings, Inc.	5,690	324,842
Nordson Corp.	1,477	325,265
Paylocity Holding Corp.*	3,567	733,090
RBC Bearings, Inc.*	2,240	781,200
SiteOne Landscape Supply, Inc.*	4,589	653,015
SS&C Technologies Holdings, Inc.	4,002	323,962
Sterling Infrastructure, Inc.*	3,935	560,423
The Toro Co.	4,431	368,969
Trex Co., Inc.*	5,975	435,159

Total Industrials		9,972,342
Information Technology - 20.3%
CCC Intelligent Solutions Holdings, Inc.*	51,025	566,888
Cognex Corp.	15,920	635,208
CyberArk Software, Ltd. (Israel)*	3,534	1,311,043
The Descartes Systems Group, Inc. (Canada)*	4,974	576,138
Entegris, Inc.	7,136	724,589
Globant, S.A. (Luxembourg)*	3,518	750,460
MACOM Technology Solutions Holdings, Inc.*	6,334	837,672
Manhattan Associates, Inc.*	2,768	577,377
Power Integrations, Inc.	2,270	141,466
Procore Technologies, Inc.*	8,034	639,185
Silicon Laboratories, Inc.*	3,680	498,971
Tyler Technologies, Inc.*	1,404	844,703
Zebra Technologies Corp., Class A*	1,468	575,368

Total Information Technology		8,679,068

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 4.2%
AptarGroup, Inc.	2,845	$447,092
Avient Corp.	9,054	388,417
Eagle Materials, Inc.	1,593	408,987
RPM International, Inc.	4,379	554,381

Total Materials		1,798,877
Real Estate - 1.9%
EastGroup Properties, Inc., REIT	2,688	455,939
Sun Communities, Inc., REIT	2,714	343,321

Total Real Estate		799,260

Total Common Stocks (Cost $34,427,749)		42,094,894
Rights - 0.0%
Health Care - 0.0%
Abiomed, Inc.*,2,3 (Cost $0)	1,175	0

Principal Amount
Short-Term Investments - 1.5%
Joint Repurchase Agreements - 0.3%[4]
Daiwa Capital Markets America, dated 01/31/25, due 02/03/25, 4.350% total to be received $136,437 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 02/13/25 - 02/01/55, totaling $139,116)	$136,388	136,388
	Principal Amount	Value
Repurchase Agreements - 1.2%
Fixed Income Clearing Corp., dated 01/31/25, due 02/03/25, 4.100% total to be received $512,175 (collateralized by a U.S. Treasury Note, 4.250%, 03/15/27, totaling $522,272)	$512,000	$512,000

Total Short-Term Investments (Cost $648,388)		648,388
Total Investments - 100.2% (Cost $35,076,137)		42,743,282
Other Assets, less Liabilities - (0.2)%		(67,872)
Net Assets - 100.0%		$42,675,410

*	Non-income producing security.
[1]	Some of these securities, amounting to $2,443,591 or 5.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security's value was determined by using significant unobservable inputs.
[3]	This security is restricted and not available for re-sale. The Fund received Contingent Value Rights ("CVRs") of Abiomed Inc ("ABIOMED") from a corporate action where Johnson & Johnson acquired ABIOMED on December 23, 2022. The total value of this restricted security held is $0 which represents 0% of net assets.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$42,094,894	—	—	$42,094,894
Rights
Health Care	—	—	$0	—
Short-Term Investments
Joint Repurchase Agreements	—	$136,388	—	136,388
Repurchase Agreements	—	512,000	—	512,000
Total Investments in Securities	$42,094,894	$648,388	$0	$42,743,282

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
For the period ended January 31, 2025, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period. The Level 3 rights were received as a result of a corporate action. The security's value was determined by using significant unobservable inputs. For the current period ended January 31, 2025, the change in unrealized appreciation (depreciation) was $0.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,443,591	$136,388	$2,365,507	$2,501,895
The following table summarizes the securities received as collateral for securities lending at January 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.625%	04/15/25-08/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.